Income Taxes (Details Narrative) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details Narrative
Non capital losses reduce future taxable income	2,037,000		1,974,000
Adjustment to the valuation allowance and corporate tax provision	10,524,000	10,595,000
Valuation allowance	100.00%